Income Taxes (as restated) - Income Tax Reconciliation (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate			21.00%	21.00%	21.00%
State and local income taxes			(2.00%)	3.00%	1.00%
Impact of noncontrolling interests			(24.00%)	(5.00%)	(8.00%)
Income passed through to members			1.00%	(16.00%)	(13.00%)
Foreign income taxes			(1.00%)	1.00%	1.00%
Other			(1.00%)	0.00%	0.00%
Effective income tax rate	(3.00%)	(7.00%)	(6.00%)	4.00%	2.00%